24. INDEBTEDNESS	12 Months Ended
Dec. 31, 2017
Indebtedness
INDEBTEDNESS

24. INDEBTEDNESS

As at December 31,	2017	2016
Senior Secured Credit Facilities (a)
Revolving Credit Facility	$—	$—
Term Loan B – U.S. Facility (December 31, 2017 – USD$2,399,686, December 31, 2016 – USD$2,423,925)	3,016,645	3,257,998
8.875% Senior Notes (USD$500,000) (c)	628,550	672,050
	3,645,195	3,930,048
Less: deferred financing costs, interest rate floors and prepayment options (d)	(101,818)	(78,410)
	3,543,377	3,851,638
Less: current indebtedness	(14,486)	(21,931)
Long-term indebtedness	$3,528,891	$3,829,707

On November 17, 2016, Telesat Canada entered into a new amended and restated Credit Agreement with a syndicate of banks which provides for the extension of credit under the Senior Secured Credit Facilities of USD$2,430.0 million and revolving credit borrowings of up to USD$200.0 million (or Canadian dollar equivalent). All obligations under the Credit Agreement are guaranteed by the Company and certain of Telesat Canada’s existing subsidiaries (“Guarantors”). The obligations under the Credit Agreement and the guarantees of those obligations are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. If the Revolving Credit Facility is drawn, the Credit Agreement requires Telesat Canada to comply with a first lien net leverage ratio of 5.75:1.00, tested quarterly, and failure to comply will result in an event of default. The Credit Agreement contains total leverage ratio covenants that restrict, with certain exceptions, the ability of Telesat Canada and the Guarantors to take specified actions, including, among other things and subject to certain significant exceptions: creating liens, incurring indebtedness, making investments, engaging in mergers, selling property, paying dividends, entering into sale-leaseback transactions, creating subsidiaries, repaying subordinated debt or amending organizational documents. The maximum total leverage ratio is 4.50:1.00.

On November 17, 2016, Telesat Canada issued, through a private placement, USD$500 million of 8.875% Senior Notes which mature on November 17, 2024. The 8.875% Senior Notes are subordinated to Telesat Canada’s existing and future secured indebtedness, including obligations under its Senior Secured Credit Facilities, and are governed under the 8.875% Senior Notes Indenture.

With the net proceeds from the 8.875% Senior Notes offering and the Senior Secured Credit Facilities, along with available cash on hand, all outstanding amounts on the 6.0% Senior Notes and the former senior secured credit facilities were repaid on November 17, 2016. In addition, at this time, any unamortized balances of the deferred financing costs, interest rate floors, prepayment option and premiums were written off resulting in a net loss on refinancing of $31.9 million.

On February 1, 2017, Telesat amended its Senior Secured Credit Facilities. The amendment to the Senior Secured Credit Facilities reduced the applicable margin on the Term Loan B – U.S. Facility from 3.75% to 3.00%. Additional debt issue costs of $38.4 million were incurred in connection with this amendment.

(a)	The Senior Secured Credit Facilities are secured by substantially all of Telesat’s assets. The Credit Agreement requires Telesat Canada and the Guarantors to comply with a First Lien Net Leverage Ratio. As at December 31, 2017 and 2016, Telesat was in compliance with this covenant.

Each tranche of the Senior Secured Credit Facilities is subject to mandatory principal repayment requirements. Up to February 1, 2017, this repayment was equal to one quarter of 1% of the initial aggregate principal amount and is payable on a quarterly basis. As at February 1, 2017, the repayment is equal to one quarter of 1% of the value of the loan at the time of the amendment and is payable on a quarterly basis.

The Senior Secured Credit Facilities have several tranches which are described below:

(i)	A Revolving Credit Facility (“Revolving Facility”) of up to $200 million U.S. dollars (or Canadian dollar equivalent) is available to Telesat. This Revolving Facility matures on November 17, 2021 and is available to be drawn at any time in U.S. funds or Canadian dollar equivalent funds. Loans under the Revolving Facility bear interest at a floating interest rate. For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 1.5% to 2.00% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 2.50% to 3.00% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee of 40 basis points. As at December 31, 2017, other than $0.2 million (December 31, 2016 – $0.1 million) in drawings related to letters of credit, there were no borrowings under this facility.

(ii)	The U.S. TLB Facility is a USD$2,430 million facility maturing on November 17, 2023. The outstanding borrowings under the U.S. TLB Facility bear interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat in accordance with the terms of the Senior Secured Credit Facilities, but not less than 0.75%, plus an applicable margin of 3.00%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 2.00%. The weighted average effective interest rate was 4.86% for the year ended December 31, 2017 (44-day period ended December 31, 2016 – 4.94%). On February 1, 2017, we amended the Senior Secured Credit Facilities to reduce the applicable margin to 3.00% from 3.75% on the then outstanding USD$2,424 million.

The former senior secured credit facilities, which was fully repaid on November 17, 2016, had several tranches which are described below:

(i)	The former Revolving Facility was a borrowing facility of up to $140 million Canadian dollars (or U.S. dollars equivalent). The drawn loans bore interest at a floating rate plus an applicable margin of 2.00% for prime rate and ABR loans and 3.00% for BA and Eurodollar loans. Undrawn amounts under the facility were subject to a commitment fee of 50 basis points.

(ii)	The Term Loan A Facility (“TLA Facility”) was initially a $500 million facility. Loans under this facility bore interest at a floating rate of the BA plus an applicable margin of 3.00%.

(iii)	The former U.S. TLB Facility was initially a USD$1,746 million facility. Borrowings under the U.S. TLB Facility bore interest at a floating rate of LIBOR, but not less than 0.75%, plus an applicable margin of 2.75%.

(iv)	The Canadian TLB Facility was initially a $140 million facility. Borrowings under the Canadian TLB Facility bore interest at a floating rate of the BA borrowing, but not less than 1.00%, plus an applicable margin of 3.25%.

(b)	The 6.0% Senior Notes bore interest at an annual rate of 6.0%. The total balance of the Senior Notes was USD$900 million, with USD$700 million issued in May 2012, and an additional USD$200 million issued in October 2012. The Senior Notes were repaid in full to the indenture trustee on November 17, 2016.

(c)	The Senior Notes bear interest at an annual rate of 8.875% and are due November 17, 2024. The total balance of the Senior Notes is USD$500 million. The Senior Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2017 was 8.80% (44-day period ended December 31, 2016 – 8.80%).

(d)	The Senior Secured Credit Facilities and 8.875% Senior Notes included the following deferred financing costs, interest rate floor and prepayment option:

(i)	The U.S. TLB Facility and 8.875% Senior Notes were presented on the balance sheet net of related deferred financing costs of $87.7 million as at December 31, 2017 (December 31, 2016 – $61.8 million). The deferred financing costs are amortized using the effective interest method.

(ii)	The indenture agreement for the 8.875% Senior Notes contained provisions for certain prepayment options (Note 27) which were fair valued at the time of debt issuance. The initial fair value impact of the prepayment option related to the 8.875% Senior Notes was an $8.7 million increase to the indebtedness at their inception date. This liability is subsequently amortized using the effective interest method and had a carrying amount of $7.8 million as at December 31, 2017 (December 31, 2016 – $8.6 million).

(iii)	The initial fair value impact, in November 2016, of the interest rate floor on the U.S. TLB Facility was a decrease to the indebtedness of $25.6 million. This asset is subsequently amortized using the effective interest method and had a carrying amount of $21.9 million as at December 31, 2017 (December 31, 2016 – $25.2 million).

The former senior secured credit facilities and 6.0% Senior Notes included the following deferred financing costs, interest rate floors, prepayment option and premiums:

(i)	The TLA Facility, former U.S. TLB Facility, Canadian TLB Facility and 6% Senior Notes were presented on the balance sheet net of related deferred financing costs. Any unamortized deferred financing costs as at November 17, 2016, were written off against loss on refinancing upon repayment of the indebtedness.

(ii)	The indenture agreement for the 6.0% Senior Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The fair value of the prepayment option related to the 6.0% Senior Notes was allocated to the indebtedness at their inception date. Any unamortized prepayment option as at November 17, 2016, were written off against loss on refinancing upon repayment of the indebtedness.

(iii)	The initial fair value impact of the premiums on the 6.0% Senior Notes was an increase to the indebtedness of $7.0 million. This liability was subsequently amortized using the effective interest method. Any unamortized premiums as at November 17, 2016, were written off against loss on refinancing upon repayment of the indebtedness.

(iv)	The initial fair value impact, in March 2012, of the interest rate floors on the former U.S. TLB Facility was a decrease to the indebtedness of $44.3 million. This asset was subsequently amortized using the effective interest method. Any unamortized interest rate floors as at November 17, 2016, were written off against loss on refinancing upon repayment of the indebtedness.

(v)	The initial fair value impact, in March 2012, of the interest rate floors on the Canadian TLB Facility was a decrease to the indebtedness of $1.7 million. This asset was subsequently amortized using the effective interest method. Any unamortized interest rate floors as at November 17, 2016, were written off against loss on refinancing upon repayment of the indebtedness.

The short-term and long-term portions of deferred financing costs, interest rate floor and prepayment option were as follows:

As at December 31,	2017	2016
Short-term deferred financing costs	$13,435	$8,224
Long-term deferred financing costs	74,278	53,570
	$87,713	$61,794
Short-term interest rate floor	$3,413	$3,297
Long-term interest rate floor	18,483	21,900
	$21,896	$25,197
Short-term prepayment option	$(863)	$(790)
Long-term prepayment option	(6,928)	(7,791)
	$(7,791)	$(8,581)
Deferred financing costs, interest rate floor and prepayment option	$101,818	$78,410

The outstanding principal balance of indebtedness, excluding deferred financing costs, interest rate floor and prepayment option will be repaid as follows (in millions of Canadian dollars):

2018	2019	2020	2021	2022	Thereafter	Total
$30.5	$30.5	$30.5	$30.5	$30.5	$3,492.7	$3,645.2